Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income before income taxes by geographic area
Domestic	$ 174,964	$ 176,156	$ 153,292
Foreign	(10,564)	15,739	7,443
Income (loss) before income taxes	$ 164,400	$ 191,895	$ 160,735